UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  461 Fifth Avenue
          24th Floor
          New York, New York  10017

13F File Number: 28 -

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Graham Quigley
Title:    Chief Financial Officer
Phone:    (212) 792-8800

Signature, Place and Date of Signing:


/s/ Graham Quigley              New York, New York           February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $ 278,764(thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-                           Cadian Fund LP

2.        28-                           Cadian Offshore Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Cadian Capital Management, LLC
                                                          December 31, 2007

COLUMN 1                       COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7     COLUMN 8

                               TITLE                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
ISSUER                         OF CLASS        CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION      MNGRS   SOLE     SHARED NONE
------                         --------        -----       -------- -------   --- ----  ----------      -----   ----     ------ ----
ANADIGICS INC                  COM             032515108    4,628     400,000 SH        SHARED-DEFINED  1, 2     400,000
CHINA DIGITAL TV HLDG CO LTD   SPONSORED ADR   16938G107   16,241     601,965 SH        SHARED-DEFINED  1, 2     601,965
CYPRESS SEMICONDUCTOR CORP     COM             232806109      721      20,000 SH        SHARED-DEFINED  1, 2      20,000
E M C CORP MASS                COM             268648102    6,486     350,000 SH        SHARED-DEFINED  1, 2     350,000
F5 NETWORKS INC                COM             315616102   27,088     949,800 SH        SHARED-DEFINED  1, 2     949,800
GENPACT LIMITED                SHS             G3922B107    1,686     110,694 SH        SHARED-DEFINED  1, 2     110,694
IMS HEALTH INC                 COM             449934108   28,224   1,225,000 SH        SHARED-DEFINED  1, 2   1,225,000
IXIA                           COM             45071R109   14,903   1,572,042 SH        SHARED-DEFINED  1, 2   1,572,042
LAMAR ADVERTISING CO           CL A            512815101   11,921     248,000 SH        SHARED-DEFINED  1, 2     248,000
LDK SOLAR CO LTD               SPONSORED ADR   50183L107   13,144     279,594 SH        SHARED-DEFINED  1, 2     279,594
LIONBRIDGE TECHNOLOGIES INC    COM             536252109   10,387   2,925,798 SH        SHARED-DEFINED  1, 2   2,925,798
NETEZZA CORP                   COM             64111N101    4,513     327,000 SH        SHARED-DEFINED  1, 2     327,000
NETWORK APPLIANCE INC          COM             64120L104    6,465     259,000 SH        SHARED-DEFINED  1, 2     259,000
PEGASYSTEMS INC                COM             705573103      240      20,086 SH        SHARED-DEFINED  1, 2      20,086
QUALCOMM INC                   COM             747525103   29,513     750,000 SH        SHARED-DEFINED  1, 2     750,000
SINA CORP                      ORD             G81477104    8,862     200,000 SH        SHARED-DEFINED  1, 2     200,000
SUCCESSFACTORS INC             COM             864596101    9,633     815,000 SH        SHARED-DEFINED  1, 2     815,000
TERADATA CORP DEL              COM             88076W103    4,797     175,000 SH        SHARED-DEFINED  1, 2     175,000
TRINA SOLAR LIMITED            SPON ADR        89628E104   12,105     225,000 SH        SHARED-DEFINED  1, 2     225,000
VIRGIN MOBILE USA INC          CL A            92769R108   10,075   1,133,300 SH        SHARED-DEFINED  1, 2   1,133,300
WEBSENSE INC                   COM             947684106   28,408   1,673,038 SH        SHARED-DEFINED  1, 2   1,673,038
YAHOO INC                      COM             984332106   28,726   1,235,000 SH        SHARED-DEFINED  1, 2   1,235,000

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